Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method	In-kind	In-kind Calc.
#: 1
	$ 242	Taxes	UNITED KINGDOM	snj:DZ-30	Government of the UK, HM REVENUE & CUSTOMS [Member]	DZ-30—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 2
	206,829	Taxes	ALGERIA	snj:DZ-30	Government of Algeria, MINISTRY OF FINANCE [Member]	DZ-30—Oil/Natural Gas—Well, In-Kind [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well	Yes	Fair value
#: 3
	451	Fees	BOLIVIA	snj:BO-S	Government of Bolivia, YACIMIENTOS PETROLIFEROS FISCALES BOLIVIANOS [Member]	BO-S—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 4
	4,607	Fees	BOLIVIA	snj:BO-T	Government of Bolivia, YACIMIENTOS PETROLIFEROS FISCALES BOLIVIANOS [Member]	BO-T—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 5
	1,705	Fees	COLOMBIA	snj:CO-MAG	Government of Colombia, AGENCIA NACIONAL DE HIDROCARBUROS [Member]	CO-MAG (Caribbean Sea)—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 6
	1,817	Fees	OMAN	snj:OM-MA	Government of Oman, MINISTRY OF ENERGY AND MINERALS [Member]	OM-MA—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 7
	900	Fees	OMAN	snj:OM-ZA	Government of Oman, MINISTRY OF ENERGY AND MINERALS [Member]	OM-ZA—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 8
	3,000	Bonuses	OMAN	snj:OM-ZA	Government of Oman, MINISTRY OF FINANCE [Member]	OM-ZA—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 9
	140	Comm. Social Resp.	OMAN	snj:OM-ZA	Government of Oman, PETROLEUM DEVELOPMENT OMAN [Member]	OM-ZA—Oil/Natural Gas—Well, OMR [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 10
	251,517	Taxes	OMAN	snj:OM-ZA	Government of Oman, TAX AUTHORITY [Member]	OM-ZA—Oil/Natural Gas—Well, In-Kind [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well	Yes	Fair value
#: 11
	1,250	Fees	OMAN	snj:OM-WU	Government of Oman, MINISTRY OF ENERGY AND MINERALS [Member]	OM-WU—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 12
	70,860	Taxes	OMAN	snj:OM-WU	Government of Oman, TAX AUTHORITY [Member]	OM-WU—Oil/Natural Gas—Well, In-Kind [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well	Yes	Fair value
#: 13
	1,150	Fees	OMAN	snj:OM-DA	Government of Oman, MINISTRY OF ENERGY AND MINERALS [Member]	OM-DA—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 14
	9,580	Taxes	OMAN	snj:OM-DA	Government of Oman, TAX AUTHORITY [Member]	OM-DA—Oil/Natural Gas—Well, In-Kind [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well	Yes	Fair value
#: 15
	150	Fees	PERU	snj:PE-LIM	Government of Peru, COMITE DE ADMINISTRACION DE LOS RECURSOS PARA CAPACITACION [Member]	PE-LIM—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 16
	1,700	Fees	UNITED ARAB EMIRATES	snj:AE-AZ	Government of Abu Dhabi, ABU DHABI NATIONAL OIL COMPANY [Member]	AE-AZ—Natural Gas—Well [Member]	Natural Gas [Member]	Oil and Gas [Member]	Well
#: 17
	2,457	Taxes	UNITED ARAB EMIRATES	snj:AE-AZ	Government of Abu Dhabi, DEPARTMENT OF FINANCE – ABU DHABI [Member]	AE-AZ—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 18
	2	Fees	UNITED STATES	snj:US-CO	Federal Government, OFFICE OF NATURAL RESOURCES REVENUE [Member]	US-CO—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 19
	5,024	Royalties	UNITED STATES	snj:US-CO	Federal Government, OFFICE OF NATURAL RESOURCES REVENUE [Member]	US-CO—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 20
	505,477	Taxes	UNITED STATES	snj:US-TX	Federal Government, DEPARTMENT OF TREASURY [Member]			Corporate [Member]
#: 21
	598	Royalties	UNITED STATES	snj:US-TX	Federal Government, OFFICE OF NATURAL RESOURCES REVENUE [Member]	US-TX—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 22
	13,205	Fees	UNITED STATES	snj:US-LA	Federal Government, OFFICE OF NATURAL RESOURCES REVENUE [Member]	US-LA (Gulf of America)—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 23
	286,376	Royalties	UNITED STATES	snj:US-LA	Federal Government, OFFICE OF NATURAL RESOURCES REVENUE [Member]	US-LA (Gulf of America)—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 24
	63,677	Bonuses	UNITED STATES	snj:US-LA	Federal Government, OFFICE OF NATURAL RESOURCES REVENUE [Member]	US-LA (Gulf of America)—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 25
	366	Fees	UNITED STATES	snj:US-LA	Federal Government, BUREAU OF SAFETY AND ENVIRONMENTAL ENFORCEMENT [Member]	US-LA (Gulf of America)—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 26
	7	Fees	UNITED STATES	snj:US-WY	Federal Government, OFFICE OF NATURAL RESOURCES REVENUE [Member]	US-WY—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 27
	38,271	Royalties	UNITED STATES	snj:US-WY	Federal Government, OFFICE OF NATURAL RESOURCES REVENUE [Member]	US-WY—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 28
	28	Royalties	UNITED STATES	snj:US-WY	Federal Government, BUREAU OF LAND MANAGEMENT [Member]	US-WY—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 29
	58	Fees	UNITED STATES	snj:US-WY	Federal Government, BUREAU OF LAND MANAGEMENT [Member]	US-WY—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 30
	406,008	Royalties	UNITED STATES	snj:US-NM	Federal Government, OFFICE OF NATURAL RESOURCES REVENUE [Member]	US-NM—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 31
	96	Fees	UNITED STATES	snj:US-NM	Federal Government, US BUREAU OF LAND MANAGEMENT [Member]	US-NM—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 32
	$ 78,264	Taxes	QATAR	snj:QA-KH	Government of Qatar, GENERAL TAX AUTHORITY [Member]	QA-KH—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well	Yes	Fair value